CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenues:
Oil	$ 75,666	$ 34,357	$ 175,934	$ 91,407
Natural gas	4,164	2,383	11,894	5,323
Natural gas liquids	8,595	5,346	20,508	14,379
Total revenues	88,425	42,086	208,336	111,109
Production:
Lease operating	8,762	7,205	23,774	17,846
Production, severance, and ad valorem taxes	5,439	2,806	13,380	7,617
Processing, gathering, and overhead	59	29	169	55
Depletion, depreciation, and amortization	23,611	15,091	62,022	37,770
General and administrative	6,725	2,134	13,723	7,212
Contract termination fee	2,408		2,408
Derivative fair value loss (gain)	27,037	14,268	21,331	(9,590)
Accretion of discount on asset retirement obligations	174	123	485	343
Total expenses	74,215	41,656	137,292	61,253
Operating income	14,210	430	71,044	49,856
Other income (expenses):
Interest	(10,039)	(2,602)	(26,595)	(5,804)
Other	30		30	2
Total other expenses	(10,009)	(2,602)	(26,565)	(5,802)
Income (loss) before income taxes	4,201	(2,172)	44,479	44,054
Income tax provision (benefit)	1,934	(76)	6,805	1,546
Consolidated net income (loss)	2,267	(2,096)	37,674	42,508
Less: net income (loss) attributable to noncontrolling interest	(215)		616
Net income (loss) attributable to stockholders	$ 2,482	$ (2,096)	$ 37,058	$ 42,508
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.03	$ (0.03)	$ 0.53	$ 0.64
Diluted (in dollars per share)	$ 0.03	$ (0.03)	$ 0.53	$ 0.62
Weighted average common shares outstanding:
Basic (in shares)	76,637	66,340	69,810	66,340
Diluted (in shares)	78,493	66,340	71,666	68,196